Consolidated Statements of Income by Function - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements of Income by Function
Net sales	$ 3,344,835,851	$ 3,224,233,005	$ 2,618,437,052
Cost of sales	(2,037,679,124)	(1,945,363,408)	(1,601,997,255)
Gross profit	1,307,156,727	1,278,869,597	1,016,439,797
Other income	13,382,457	21,479,861	1,310,489
Distribution expenses	(296,664,592)	(289,987,008)	(227,807,179)
Administrative expenses	(555,125,622)	(561,801,213)	(431,295,515)
Other expenses, by function	(30,114,433)	(36,650,029)	(26,441,583)
Other (losses) gains	(1,817,033)	0	(15,909,117)
Financial income	18,439,612	28,959,918	31,396,167
Financial expenses	(68,218,413)	(70,413,883)	(65,288,352)
Share of profit of investments in associates and joint ventures accounted for using the equity method	2,913,896	997,644	2,716,169
Foreign exchange differences	(3,424,890)	(7,406,704)	(17,216,130)
Result of indexation units	(5,893,367)	3,988,588	(7,398,952)
Net Income before income taxes	380,634,342	368,036,771	260,505,794
Income tax expense	(110,156,927)	(133,392,646)	(85,994,307)
Net Income	270,477,415	234,644,125	174,511,487
Net income attributable to
Owners of the parent	268,696,936	232,662,884	171,441,410
Non-controlling interests	1,780,479	1,981,241	3,070,077
Net Income	$ 270,477,415	$ 234,644,125	$ 174,511,487
Earnings per Share, basic and diluted
Earnings per share, basic	$ 283.86	$ 245.8	$ 181.12
Earnings per share, diluted	283.86	245.8	181.12
Series A share
Earnings per Share, basic and diluted
Earnings per share, basic	270.35	234.09	172.49
Earnings per share, diluted	270.35	234.09	172.49
Series B share
Earnings per Share, basic and diluted
Earnings per share, basic	297.38	257.5	189.74
Earnings per share, diluted	$ 297.38	$ 257.5	$ 189.74